Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	$ 34,087,606	$ 28,370,758	$ 22,049,613
Additions	920,992	5,919,341	7,607,567
Disposals and transfers		(202,493)	(1,286,422)
Ending balance, Cost	35,008,598	34,087,606	28,370,758
Beginning balance, Accumulated Depreciation	(8,044,990)	(6,483,171)	(4,877,346)
Depreciation	988,148	1,561,819	1,605,825
Ending balance, Accumulated Depreciation	(9,033,138)	(8,044,990)	(6,483,171)
Net book value	25,975,460	26,042,616	21,887,587
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	27,654,718	21,928,937	15,304,955
Additions	123,181	4,042,955	7,097,559
Disposals and transfers		1,682,826	(473,577)
Ending balance, Cost	27,777,899	27,654,718	21,928,937
Beginning balance, Accumulated Depreciation	(5,738,488)	(4,234,199)	(3,632,381)
Depreciation	643,594	1,504,289	601,818
Ending balance, Accumulated Depreciation	(6,382,082)	(5,738,488)	(4,234,199)
Net book value	21,395,817	21,916,230	17,694,738
Office Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	219,438	230,323	193,892
Additions	10,603		36,431
Disposals and transfers		(10,885)
Ending balance, Cost	230,041	219,438	230,323
Beginning balance, Accumulated Depreciation	(183,984)	(156,130)	(110,811)
Depreciation	6,058	27,854	45,319
Ending balance, Accumulated Depreciation	(190,042)	(183,984)	(156,130)
Net book value	39,999	35,454	74,193
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	5,611,300	5,231,077	5,570,345
Additions	605,096	1,582,988	473,577
Disposals and transfers		(1,202,765)	(812,845)
Ending balance, Cost	6,216,396	5,611,300	5,231,077
Beginning balance, Accumulated Depreciation	(1,906,976)	(1,958,989)	(1,030,835)
Depreciation	295,040	52,013	928,154
Ending balance, Accumulated Depreciation	(2,202,016)	(1,906,976)	(1,958,989)
Net book value	4,014,380	3,704,324	3,272,088
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	597,150	287,535	287,535
Additions	182,112	293,398
Disposals and transfers		16,217
Ending balance, Cost	779,262	597,150	287,535
Beginning balance, Accumulated Depreciation	(210,985)	(133,853)	(103,319)
Depreciation	43,013	77,132	30,534
Ending balance, Accumulated Depreciation	(253,998)	(210,985)	(133,853)
Net book value	525,264	386,165	153,682
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Beginning balance, Cost	5,000	692,886	692,886
Additions
Disposals and transfers		(687,886)
Ending balance, Cost	5,000	5,000	692,886
Beginning balance, Accumulated Depreciation	(4,557)
Depreciation	443	4,557
Ending balance, Accumulated Depreciation	(5,000)	(4,557)
Net book value		$ 443	$ 692,886